Financial Instrument - Risk Management and Fair Value - Movement in Allowance for Impairment for Short and Long-term Investments at Amortized Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Balance at beginning of year	$ (1,218)	$ (1,120)
Reversal/(Additions)	261	(98)
Balance at end of year	$ (957)	$ (1,218)